Contract liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities [abstract]
Revenue to be recognized in within one year	$ 2,220	$ 2,757
Period of revenue to be recognized	1 year